Equity (Details) - USD ($)					12 Months Ended
	Aug. 09, 2018	Jul. 10, 2018	Jul. 06, 2018	Apr. 04, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 20, 2019	Jul. 06, 2016
Equity (Details) [Line Items]
Sale of stock, description			the Company and certain institutional investors entered into a securities purchase agreement (“Private Placement”), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately $2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.		In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date.
Ordinary shares outstanding					25,287,851	25,287,851
Ordinary shares issued					25,287,851	25,287,851
Ordinary shares held in escrow, description					Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”).
Earn out payment (in Dollars)								$ 8,000,000
Earn out payment not achieved (in Dollars)							$ 8,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited				1,150			1,150
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				370,525
Warrants outstanding					9,903,401	9,903,401
Percentage of ordinary shares					6.00%
Business Acquisition, Transaction Costs (in Dollars)		$ 310,000
Statutory reserve, description					The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve (in Dollars)					$ 202,592	$ 658,662
Series A Warrants [Member]
Equity (Details) [Line Items]
Sale of stock, description					In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of exercise price from $2.6 to $1.18.
Convertible common stock price per share (in Dollars per share)					$ 2.60
Estimated fair value (in Dollars)		1,202,310			$ 12,500	$ 18,462
Series B Warrants [Member]
Equity (Details) [Line Items]
Estimated fair value (in Dollars)		504,499
Warrant, description	the closing bid price of the Company’s ordinary shares was $1.29, and thus the investors exercised the Series B Warrant for 390,579 ordinary shares at $391. The carrying fair value of the warrant liabilities on the exercise day was $503,847 and the fair value change in warrant liabilities for the years ended December 31, 2018 was $652. The Company incurred a gain of $652 upon exercise of the warrants
Minimum [Member]
Equity (Details) [Line Items]
Target adjust net income					23,300,000
Maximum [Member]
Equity (Details) [Line Items]
Target adjust net income					40,000,000
2016 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Target adjust net income					20,200,000
2016 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Target adjust net income					32,000,000
2017 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Target adjust net income					22,600,000
2017 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Target adjust net income					38,000,000
2018 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Target adjust net income					25,600,000
2018 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Target adjust net income					44,000,000
Ordinary shares [Member]
Equity (Details) [Line Items]
Ordinary shares outstanding					25,287,851	25,287,851
Ordinary shares issued					25,287,851
Placement Agent Warrants [Member]
Equity (Details) [Line Items]
Estimated fair value (in Dollars)		$ 96,185			$ 1,000	$ 1,477
Preferred Class A [Member]
Equity (Details) [Line Items]
Preferred shares outstanding					715,000	715,000
Preferred shares issued					715,000	715,000				715,000
Preferred Class B [Member]
Equity (Details) [Line Items]
Preferred shares outstanding					291,795,150	291,795,150
Preferred shares issued					291,795,150	291,795,150			291,795,150